Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	ASTON FUNDS
Central Index Key	0000912036
Amendment Flag	false
Document Creation Date	Dec. 13, 2012
Document Effective Date	Dec. 13, 2012
Prospectus Date	Feb. 29, 2012